NOTES PAYABLE	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
NOTES PAYABLE

NOTE 10: NOTES PAYABLE

The Company entered into notes payable as follows as of March 31, 2022 and December 31, 2021. The chart below does not include notes payable that were repaid or converted during 2021:

	2022	2021
Notes payable ($250,000 each), at 2% interest, maturing July 30, 2022; payments due at maturity	$500,000	$500,000

EIDL loan at 3.75% interest, maturing May 18, 2050 (assumed in the acquisition of Tickeri), no payments for 2 years, then monthly payments of $731 per month inclusive of interest	150,000	150,000

Total	650,000	650,000
Less: Current portion	(502,549)	(501,828)
Long-term debt	$147,451	$148,172

Maturities of notes payable for the next five years as of March 31 are as follows:
2023	$502,549
2024	2,856
2025	2,981
2026	3,095
2027	3,213
Thereafter	135,306
$650,000

In the acquisition of Tickeri, the Company assumed a PPP loan and an EIDL loan. The PPP loan was repaid in its entirety in the year ended December 31, 2021. In the acquisition of Monster a $66,117 PPP loan was forgiven in the year ended December 31, 2021 and the forgiveness of this debt is reflected in other income. Interest expense for the three months ended March 31, 2022 and 2021 was $3,853 and $789, respectively. Accrued interest at March 31, 2022 was $18,003.

NOTE 8: NOTES PAYABLE

The Company entered into notes payable as follows as of December 31, 2021 and 2020:

	2021	2020
Note payable, at 8% interest, maturing December 31, 2021 for merger with Tesoro Enterprises Inc. (see Note 1)’ payment due at maturity (repaid on December 30, 2021)	$-	$40,000

Notes payable ($250,000 each), at 2% interest, maturing July 30, 2022; payments due at maturity	500,000	-

EIDL loan at 3.75% interest, maturing May 18, 2050 (assumed in the acquisition of Tickeri), no payments for 2 years, then monthly payments of $731 per month inclusive of interest	150,000	-

Total	650,000	40,000
Less: Current portion	(501,828)	(40,000)
Long-term debt	$148,172	$-

Maturities of notes payable for the next five years as of December 31 are as follows:

2022	$501,828
2023	2,845
2024	2,938
2025	3,066
2026	3,183
Thereafter	136,140
$650,000

In the acquisition of Tickeri, the Company assumed a PPP loan and an EIDL loan. The PPP loan was repaid in its entirety in the year ended December 31, 2021. In the acquisition of Monster a $66,117 PPP loan was forgiven in the year ended December 31, 2021 and the forgiveness of this debt is reflected in other income. Interest expense for the years ended December 31, 2021 and 2020 was $17,358 and $552, respectively. Accrued interest at December 31, 2021 was $14,150.

Tickeri Inc [Member]
NOTES PAYABLE

NOTE 4: NOTES PAYABLE

The Company entered into notes payable as follows as of March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
PPP SBA loan - Tickeri	$42,123	$42,123
EIDL loan - Tickeri	150,000	150,000

Total	192,123	192,123
Less: Current portion	(192,123)	(192,123)
Long-term debt	$-	$-

There was no interest recorded on the loans as they did not start commencing interest.

NOTE 4: NOTES PAYABLE

The Company entered into notes payable as follows as of December 31, 2020:

December 31, 2020
PPP SBA loan - Tickeri	$42,123
EIDL loan - Tickeri	150,000

Total	192,123
Less: Current portion	(192,123)
Long-term debt	$-

There was no interest recorded on the loans as they did not start commencing interest.

Monster Creative LLC [Member]
NOTES PAYABLE

NOTE 4: NOTES PAYABLE

The Company entered into notes payable as follows as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
PPP SBA loan	$66,117	$66,117

Total	66,117	66,117
Less: Current portion	(66,117)	(66,117)
Long-term debt	$-	$-

There was no interest expense for the six months ended June 30, 2021 and 2020 related to this loan.

NOTE 4: NOTES PAYABLE

The Company entered into notes payable as follows as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
PPP SBA loan	$66,117	$-

Total	66,117	-
Less: Current portion	(66,117)	-
Long-term debt	$-	$-

There was no interest expense for the years ended December 31, 2020 and 2019 related to this loan.